EARNINGS PER SHARE (Tables)	12 Months Ended
Sep. 30, 2014
EARNINGS PER SHARE
Schedule of computations of basic and diluted earnings per share

	Years Ended September 30,
	2014	2013	2012

Net income	$11,033,362	$9,809,059	$9,829,688

Add (less):
(Loss) benefit from repurchase of preferred stock, net	(26,815)	22,604	363,699
Preferred dividends declared	(705,520)	(1,234,529)	(1,626,900)
Accretion of discount on preferred stock	(77,917)	(307,647)	(420,829)
Income available for common shares	$10,223,110	$8,289,487	$8,145,658

Weighted average common shares outstanding - basic	11,154,695	10,892,136	10,679,091
Effect of dilutive securities:
Treasury stock held in equity trust - unvested shares	205,257	192,851	271,779
Equivalent shares - employee stock options and awards	210,081	47,954	42,992
Weighted average common shares outstanding - diluted	11,570,033	11,132,941	10,993,862

Earnings per share:
Basic	$0.92	$0.76	$0.76
Diluted	0.88	0.74	0.74